Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
The Partnership's related party transactions recognized in the statements of loss were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Revenues (1)	29,255	10,446	89,633	34,664
Vessel operating expenses (2)	(1,492)	(8,108)	(4,606)	(23,741)
General and administrative (3)	(4,378)	(9,809)	(15,088)	(24,189)
Interest expense (4)(5)(6)(7)(8)	(11,864)	(6,946)	(25,700)	(20,840)
Losses on debt repurchases (9)	(46,041)	—	(46,041)	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to subsidiaries of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $4.7 million and $14.6 million, respectively, for the three and nine months ended September 30, 2017, incurred on a $200.0 million subordinated promissory note issued to a subsidiary of Teekay Corporation effective July 1, 2016 (the 2016 Teekay Corporation Promissory Note) (see note 7d).

(5)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility, which was repaid in March 2017, and a guarantee fee related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017.

(6)
Includes interest expense of $0.1 million and $10.0 million, respectively, for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - $0.3 million), and accretion expense of nil and $2.7 million, respectively, for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil), incurred on the Brookfield Promissory Note, previously the 2016 Teekay Corporation Promissory Note, which Brookfield acquired from a subsidiary of Teekay Corporation on September 25, 2017 (or the Brookfield Promissory Note) (see note 7e). The Brookfield Promissory Note was recorded at the relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at December 31, 2017. On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 7h).

(7)
Includes interest expense of $1.4 million and $2.6 million for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil) incurred on an unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which the Partnership entered into on March 31, 2018 (see note 7g).

(8)
Includes interest expense of $10.4 million for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil) incurred on the portion of five-year senior unsecured bonds held by Brookfield (see note 7h).

(9)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 7h).